Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Marketable securities	¥ 518	¥ 440
Total assets	518	440
Derivatives	0
Total liabilities	0
Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Marketable securities	518	440
Total assets	518	440
Derivatives	0
Total liabilities	0
Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Marketable securities	0
Total assets	0
Derivatives	0
Total liabilities	0
Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Marketable securities	0
Total assets	0
Derivatives	0
Total liabilities	¥ 0